RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

Entity or individual name	Relationship with the Group
JD.com, Inc. and its subsidiaries (“JD Group”)	JD Group is a shareholder of the Group
Mr. Jay Wenjie Xiao	Chief Executive Officer and Chairman of Board of Directors of the Group
Individual Director or Officer	Directors or Officers of the Group

Schedule of significant related party transactions
	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Purchases of goods and services from JD Group	747,126	668,029	544,708

Schedule of amounts due from related parties

	As of December 31,
	2016	2017
	(RMB in thousands)
Due from Mr. Jay Wenjie Xiao*	11,038	8,122
Others	704	1,325

Total	11,742	9,447

*Above balances represented amounts prepaid to Mr. Jay Wenjie Xiao for potential investing activities to be conducted on behalf of the Group. For the year ended December 31, 2017, Mr. Jay Wenjie Xiao paid RMB2.8 million to acquire shares of one of the Group’s investees.The amounts due from Mr. Jay Wenjie Xiao have been repaid by Mr. Xiao subsequently.

Schedule of amounts due to related parties

	As of December 31,
	2016	2017
	(RMB in thousands)
Due to individual Director or Officer and his/her immediate family members under Juzi Licai investment programs as Individual Investors	45,175	67,510
Due to JD Group	92,597	—
Others	10	—

Total	137,782	67,510